UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Quality Preferred Income Fund 3 (JHP)
April 30, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 65.1% (46.6% of Total Investments)
	Capital Markets – 8.7%
60,600	Ameriprise Financial, Inc.	7.750%		A	$1,733,160
2,100,000	Charles Schwab Corporation, (9)	7.000%		BBB+	2,243,409
135,400	Credit Suisse	7.900%		A3	3,554,250
388,759	Deutsche Bank Capital Funding Trust II	6.550%		BBB	9,462,394
2,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	53,991
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	284,138
7,600	Merrill Lynch Capital Trust I	6.450%		BB+	179,512
	Total Capital Markets				17,510,854
	Commercial Banks – 7.4%
23,658	Banco Santander Finance	10.500%		Baa2	618,893
31,200	BB&T Capital Trust VI	9.600%		Baa1	813,696
21,200	BB&T Capital Trust VII	8.100%		Baa1	544,840
300,000	BPCE SA, (9)	13.000%		BBB-	303,000
1,500,000	HSBC Bank PLC, (9)	1.000%		A	709,500
25,000	HSBC Holdings PLC	8.000%		A3	686,500
4,500	HSBC USA Inc., Series F	2.858%		A-	222,750
2,700,000	National Australia Bank, (9)	8.000%		Baa1	2,907,090
202,300	PNC Financial Services, (9)	0.000%		Baa3	5,152,338
2,000,000	PNC Financial Services Inc., (9)	6.750%		BBB	2,096,340
52,500	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	992,250
	Total Commercial Banks				15,047,197
	Diversified Financial Services – 6.0%
35,700	BAC Capital Trust X	6.250%		BB+	848,232
30,100	BAC Capital Trust XII	6.875%		BB+	742,868
35,000	Citigroup Capital Trust XI, (3)	6.000%		Baa3	848,050
54,185	Citigroup Capital XIII	7.875%		Baa3	1,442,947
24,300	Citigroup Capital XVI	6.450%		Baa3	597,780
59,100	Countrywide Capital Trust IV	6.750%		BB+	1,403,034
239,500	ING Groep N.V	7.050%		BBB	5,575,560
10,000	ING Groep N.V	6.125%		BBB	211,000
3,300	Merrill Lynch Capital Trust II	6.450%		BB+	78,111
13,420	Merrill Lynch Capital Trust III	7.375%		BB+	335,634
5,617	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	143,795
	Total Diversified Financial Services				12,227,011
	Diversified Telecommunication Services – 1.4%
26,800	Qwest Corporation	7.500%		BBB-	702,428
8,099	Qwest Corporation	7.375%		BBB-	211,222
72,881	Qwest Corporation	0.000%		Baa2	1,852,635
	Total Diversified Telecommunication Services				2,766,285
	Electric Utilities – 1.7%
10,000	Alabama Power Company, (9)	6.450%		A-	283,125
10,000	Entergy Arkansas Inc.	5.750%		A-	268,500
78,100	Entergy Texas Inc.	7.875%		BBB+	2,214,135
25,000	NextEra Energy Inc.	5.700%		BBB	646,250
	Total Electric Utilities				3,412,010
	Food Products – 0.5%
10,400	Dairy Farmers of America Inc., 144A, (9)	7.875%		BBB-	1,031,876
	Industrial Conglomerates – 0.5%
900,000	General Electric Capital Trust I, (9)	6.375%		AA-	920,250
	Insurance – 17.8%
319,390	Aegon N.V	6.375%		Baa1	7,537,604
75,054	Allianz SE, (9)	8.375%		A+	1,981,898
25,000	Arch Capital Group Limited	6.750%		Baa2	642,000
167,330	Arch Capital Group Limited	8.000%		BBB	4,179,903
4,000	Aspen Insurance Holdings Limited	7.250%		BBB-	99,840
47,000	Axis Capital Holdings Limited	6.875%		BBB	1,219,650
1,250,000	Dai-Ichi Mutual Life, 144A, (9)	7.250%		A3	1,314,093
90,100	Delphi Financial Group, Inc.	7.376%		BB+	2,226,371
103,767	EverestRe Capital Trust II	6.200%		Baa1	2,578,610
9,900	PartnerRe Limited, Series C	7.250%		BBB+	262,746
213,607	PartnerRe Limited, Series E	6.750%		BBB+	5,404,257
55,878	PLC Capital Trust III	7.500%		BBB	1,424,330
20,130	PLC Capital Trust IV	7.250%		BBB	509,692
3,534	PLC Capital Trust V	6.125%		BBB	89,234
140,111	Protective Life Corporation	7.250%		BBB	3,526,594
63,344	Prudential PLC	6.750%		A-	1,615,272
1,400,000	Reinsurance Group of America Inc., (9)	6.750%		BBB-	1,295,424
4,441	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	111,602
	Total Insurance				36,019,120
	Multi-Utilities – 2.5%
96,366	Dominion Resources Inc.	8.375%		BBB	2,751,249
88,100	Xcel Energy Inc.	7.600%		BBB	2,281,790
	Total Multi-Utilities				5,033,039
	Oil, Gas & Consumable Fuels – 2.2%
179,064	Nexen Inc.	7.350%		BB+	4,537,482
	Pharmaceuticals – 0.1%
6,500	Bristol Myers Squibb Company (CORTS)	6.250%		A+	167,830
	Real Estate/Mortgage – 12.6%
8,000	CommomWealth REIT	7.250%		Baa3	201,680
41,916	CommomWealth REIT	7.125%		Baa3	1,042,451
54,287	Hospitality Properties Trust, (3)	7.125%		Baa3	1,408,205
19,617	Kimco Realty Corporation, Series F	6.650%		Baa2	494,348
148,636	Kimco Realty Corporation, Series G	7.750%		Baa2	3,782,786
11,100	Prologis Inc., (2)	6.750%		BB	275,280
10,000	PS Business Parks, Inc.	6.875%		BBB	263,900
37,300	PS Business Parks, Inc.	6.700%		BBB	942,944
2,621	Public Storage, Inc.	6.450%		BBB+	66,180
8,000	Public Storage, Inc., (9)	5.750%		A-	203,120
7,761	Realty Income Corporation	6.750%		Baa2	195,034
117,100	Realty Income Corporation	6.625%		Baa2	3,097,295
103,121	Regency Centers Corporation	6.700%		Baa3	2,598,649
155,320	Vornado Realty LP	7.875%		BBB	4,310,130
80,367	Wachovia Preferred Funding Corporation, (4)	7.250%		BBB+	2,130,529
193,297	Weingarten Realty Trust	8.100%		BBB	4,349,183
	Total Real Estate/Mortgage				25,361,714
	U.S. Agency – 2.1%
44,500	Cobank Agricultural Credit Bank, 144A, (9)	7.000%		BBB+	2,188,844
16,000	Cobank Agricultural Credit Bank, (9)	11.000%		A	852,501
20,200	Cobank Agricultural Credit Bank, (9)	11.000%		A	1,104,057
	Total U.S. Agency				4,145,402
	Wireless Telecommunication Services – 1.6%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	1,903,616
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	836,070
19,791	United States Cellular Corporation	6.950%		Baa2	521,493
	Total Wireless Telecommunication Services				3,261,179
	Total $25 Par (or similar) Preferred Securities (cost $125,366,068)				131,441,249

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 7.0% (5.0% of Total Investments)
	Capital Markets – 1.6%
$200	Man Group PLC	5.000%	8/09/17	Baa3	$170,500
1,700	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	1,678,750
1,795	State Street Capital Trust IV	1.474%	6/15/77	A3	1,335,791
3,695	Total Capital Markets				3,185,041
	Commercial Banks – 1.9%
1,700	BNP Paribas, 144A	5.186%	6/29/15	BBB+	1,402,500
250	Den Norske Bank	0.813%	2/18/35	Baa1	132,500
250	Den Norske Bank	0.713%	2/24/37	Baa1	132,500
2,400	Groupe BCPE	3.800%	12/30/49	BBB-	1,053,408
650	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	567,232
700	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB	581,000
5,950	Total Commercial Banks				3,869,140
	Diversified Financial Services – 0.1%
300	Fortis Hybrid Financing	8.250%	8/27/49	BBB	240,000
	Electric Utilities – 0.2%
450	FPL Group Capital Inc.	6.650%	6/15/17	BBB	463,500
	Insurance – 2.8%
6,100	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	5,581,500
	Multi-Utilities – 0.4%
900	Dominion Resources Inc.	2.770%	9/30/66	BBB	804,711
$17,395	Total Corporate Bonds (cost $14,562,995)				14,143,892

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 61.8% (44.2% of Total Investment)
	Capital Markets – 1.4%
$1,200	BNY Institutional Capital, 144A, (4)	7.780%	12/01/26	A2	$1,212,000
900	Deutsche Bank Capital Funding Trust I	3.440%	12/29/49	BBB	603,000
800	Goldman Sachs Capital II	5.793%	6/01/12	Baa2	550,000
500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	466,288
	Total Capital Markets				2,831,288

	Commercial Banks – 21.7%
2,200	Abbey National Capital Trust I, (4)	8.963%	6/30/30	Baa2	2,200,000
1,000	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	885,000
650	Banco Santander Finance	10.500%	9/29/49	Baa2	662,945
2,300	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	2,300,000
500	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	450,000
1,000	Barclays Bank PLC	6.278%	12/15/34	BBB	794,375
2,000	BB&T Capital Trust IV	6.820%	6/12/77	Baa1	2,020,000
1,700	BBVA International Unipersonal	5.919%	4/18/17	Baa2	1,234,600
1,000	First Empire Capital Trust I	8.234%	2/01/27	BBB	1,032,606
2,700	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	BBB+	2,686,500
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	9,256,244
500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	451,250
2,700	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	1,795,500
1,500	HSBC Bank PLC	0.600%	6/11/49	A-	705,000
1,500	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	1,380,000
1,900	Nordea Bank AB	8.375%	3/25/15	BBB+	2,002,600
1,900	North Fork Capital Trust II	8.000%	12/15/27	Baa3	1,921,375
2,200	Rabobank Nederland, 144A	11.000%	6/30/19	A	2,794,000
200	Societe Generale, 144A	1.333%	12/31/49	BBB-	129,178
200	Societe Generale, 144A	5.922%	4/05/57	BBB-	149,435
2,800	Societe Generale	8.750%	10/07/49	BBB-	2,534,000
100	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	92,103
1,600	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	1,536,840
— (5)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	BB	4,772,250
	Total Commercial Banks				43,785,801
	Consumer Finance – 0.9%
1,800	Capital One Capital IV Corporation	6.745%	2/05/82	Baa3	1,800,000
	Diversified Financial Services – 6.0%
2,100	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	2,115,750
1,700	CitiGroup Capital XXI	8.300%	12/21/77	Baa3	1,726,563
2,000	JPMorgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	2,007,500
1,500	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,511,250
2,340	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,351,700
2,000	NB Capital Trust II	7.830%	12/15/26	BB+	2,010,000
400	NB Capital Trust IV	8.250%	4/15/27	BB+	404,000
	Total Diversified Financial Services				12,126,763
	Electric Utilities – 1.1%
2,000	FPL Group Capital Inc.	7.300%	9/01/17	BBB	2,145,000
	Insurance – 23.7%
400	Ace Capital Trust II	9.700%	4/01/30	BBB+	546,717
1,700	Allstate Corporation	6.125%	5/15/67	Baa1	1,666,000
4,300	AXA SA, 144A	6.379%	12/14/36	Baa1	3,418,500
1,200	AXA	8.600%	12/15/30	A3	1,309,117
3,000	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	2,640,000
3,125	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	2,382,813
1,850	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	1,850,000
800	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	784,000
4,100	Lincoln National Corporation	7.000%	5/17/66	BBB	3,977,000
3,200	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	3,560,000
4,800	National Financial Services Inc.	6.750%	5/15/37	Baa2	4,476,000
400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	407,330
2,800	Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	2,679,460
1,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,596,000
2,000	Progressive Corporation	6.700%	6/15/67	A2	2,095,000
1,500	Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,779,375
1,700	Prudential PLC	6.500%	6/23/49	A-	1,603,950
1,900	Swiss Re Capital I	6.854%	5/25/16	A	1,747,341
900	White Mountains Re Group Limited	7.506%	6/30/17	BB+	859,149
4,900	XL Capital Ltd	6.500%	10/15/57	BBB-	4,079,250
2,700	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,646,000
1,854	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,807,650
	Total Insurance				47,910,652
	Multi-Utilities – 0.3%
500	Dominion Resources Inc.	7.500%	6/30/16	BBB	532,500
	Road & Rail – 1.6%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,316,381
	U.S. Agency – 0.9%
1,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,763,782
	Wireless Telecommunication Services – 4.2%
7	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	8,603,100
	Total Capital Preferred Securities (cost $121,744,025)				124,815,267

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)
	Commercial Banks – 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%		BBB-	$168,301
	Real Estate — 0.0%
3,000	CommonWealth REIT	6.500%		Baa3	63,570
	Total Convertible Preferred Securities (cost $210,293)				231,871

Shares	Description (1)				Value
	Investment Companies – 3.2% (2.3% of Total Investments)
172,099	BlackRock Credit Allocation Income Trust II				$1,856,948
93,032	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				1,704,346
157,399	John Hancock Preferred Income Fund III				3,015,765
	Total Investment Companies (cost $8,185,410)				6,577,059

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.5% (1.8% of Total Investments)
$4,977	Repurchase Agreement with Fixed Income Corporation, dated 4/30/12, repurchase price $4,976,672, Collateralized by $3,410,000, U.S. Treasury Notes, 6.125%, due 11/15/27, value $5,076,638	0.010%	5/01/12		$4,976,671
	Total Short-Term Investments (cost $4,976,671)				4,976,671
	Total Investments ($275,045,462) 139.7%				282,186,009
	Borrowings – (40.1)% (6), (7)				(81,000,000)
	Other Assets Less Liabilities – 0.4% (8)				858,662
	Net Assets Applicable to Common Shares – 100%				$202,044,671

Investments in Derivatives at April 30, 2012

Interest Rate Swaps outstanding:

					Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate *	Frequency	Date	(Depreciation)
JPMorgan	$14,725,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (234,959)
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(775,960)
							$(1,010,919)
* Annualized.

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

			Level 1		Level 2	Level 3	Total
	Long-Term Investments:
	$25 Par (or similar) Preferred Securities*		$106,854,384		$24,586,865	$—	$131,441,249
	Corporate Bonds		—		14,143,892	—	14,143,892
	Capital Preferred Securities		—		124,815,267	—	124,815,267
	Convertible Preferred Securities		231,871		—	—	231,871
	Investment Companies		6,577,059		—	—	6,577,059
	Short-Term Investments:
	Repurchase Agreements		—		4,976,671	—	4,976,671
	Derivatives:						—
	Interest Rate Swaps**		—		(1,010,919)	—	(1,010,919)
	Total		$113,663,314		$167,511,776	$—	$281,175,090

	* Refer to the Fund’s Portfolio of Investments for industry breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.
	** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

	During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

				Location on the Statement of Assets and Liabilities
	Underlying		Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure		Instrument	Location	Value	Location	Value
	Interest Rate		Swaps	Unrealized apprecation on interest rate swaps *	$—	Unrealized depreciation on interest rate swaps*	$1,010,919
	* Value represents cumulative gross unrealized appreciation (depreciation) of interest rate swap contracts as reported on the Portfolio of Investments.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At April 30, 2012, the cost of investments (excluding investments in derivatives) was $276,220,719.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

	Gross unrealized:
	Appreciation						$12,953,941
	Depreciation						(6,988,651)

	Net unrealized appreciation (depreciation) of investments						$5,935,290

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

	(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

	(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

	(5)	Principal Amount (000) rounds to less than $1000.

	(6)	Borrowings as a percentage of Total Investments is 28.7%.

	(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of April 30, 2012, investments with a value of $213,598,138 have been pledged as collateral for Borrowings.

	(8)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30, 2012.

	(9)	For fair value measurement disclosure purposes, $25 Par (similar) Preferred Securities categorized as Level 2.

	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	CORTS	Corporate Backed Trust Securities.

	PPLUS	PreferredPlus Trust.

	USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012